Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (1.5%)
	Freeport-McMoRan Inc.	592,802	23,167
	Air Products and Chemicals Inc.	90,419	22,257
	Newmont Corp.	323,843	21,973
	Dow Inc.	300,061	20,398
			87,795
Consumer Discretionary (3.2%)
	Walmart Inc.	566,068	72,813
	Target Corp.	195,394	31,630
	Ford Motor Co.	1,603,329	21,934
*	General Motors Co.	533,067	20,619
*	Warner Bros Discovery Inc.	886,865	16,363
	Activision Blizzard Inc.	151,090	11,767
	eBay Inc.	228,257	11,109
*	Las Vegas Sands Corp.	43,074	1,527
*,1	Lucid Group Inc.	58,660	1,184
			188,946
Consumer Staples (11.5%)
	Procter & Gamble Co.	978,301	144,671
	Coca-Cola Co.	1,592,571	100,937
	PepsiCo Inc.	564,635	94,717
	Philip Morris International Inc.	632,455	67,198
	CVS Health Corp.	535,758	51,835
	Altria Group Inc.	749,365	40,533
	Mondelez International Inc. Class A	566,520	36,008
	Kimberly-Clark Corp.	137,391	18,276
	Sysco Corp.	206,948	17,421
	General Mills Inc.	246,176	17,195
	Constellation Brands Inc. Class A	63,640	15,622
	Colgate-Palmolive Co.	171,720	13,533
	Walgreens Boots Alliance Inc.	282,219	12,370
	Keurig Dr Pepper Inc.	347,727	12,080
	Archer-Daniels-Midland Co.	114,893	10,435
	Kraft Heinz Co.	274,893	10,399
	McKesson Corp.	30,679	10,084
			673,314
Energy (8.1%)
	Exxon Mobil Corp.	1,728,004	165,888
	Chevron Corp.	794,930	138,843
	ConocoPhillips	530,405	59,596
	EOG Resources Inc.	239,072	32,743
	Schlumberger NV	572,172	26,297

		Shares	Market Value ($000)
	Kinder Morgan Inc.	832,969	16,401
	Marathon Petroleum Corp.	115,322	11,739
	Williams Cos. Inc.	248,138	9,196
	Phillips 66	89,517	9,024
			469,727
Financials (19.9%)
*	Berkshire Hathaway Inc. Class B	712,622	225,174
	JPMorgan Chase & Co.	1,205,195	159,363
	Bank of America Corp.	2,799,722	104,150
	Wells Fargo & Co.	1,556,994	71,264
	Morgan Stanley	581,703	50,108
	Goldman Sachs Group Inc.	139,528	45,605
	Charles Schwab Corp.	629,774	44,147
	Citigroup Inc.	809,341	43,227
	BlackRock Inc.	55,822	37,349
	Marsh & McLennan Cos. Inc.	205,267	32,832
	Chubb Ltd.	149,292	31,544
	PNC Financial Services Group Inc.	171,455	30,075
	CME Group Inc.	146,733	29,175
	US Bancorp	545,184	28,933
	Progressive Corp.	238,241	28,441
	Truist Financial Corp.	542,358	26,977
	Intercontinental Exchange Inc.	229,079	23,455
	Travelers Cos. Inc.	98,545	17,644
	MetLife Inc.	252,689	17,029
	Blackstone Inc.	143,842	16,943
	Prudential Financial Inc.	153,571	16,317
	Allstate Corp.	113,638	15,533
	Aflac Inc.	238,987	14,475
	Bank of New York Mellon Corp.	295,690	13,782
	KKR & Co. Inc.	227,125	12,449
	T Rowe Price Group Inc.	92,838	11,799
	American International Group Inc.	166,562	9,774
*	Berkshire Hathaway Inc. Class A	1	474
[1]	Rocket Cos. Inc. Class A	27,557	250
			1,158,288
Health Care (23.2%)
	Johnson & Johnson	1,073,005	192,637
	UnitedHealth Group Inc.	383,954	190,741
	Pfizer Inc.	2,295,001	121,727
	Eli Lilly & Co.	349,775	109,633
	AbbVie Inc.	721,861	106,381
	Merck & Co. Inc.	1,030,863	94,870
	Abbott Laboratories	719,576	84,521
	Bristol-Myers Squibb Co.	889,558	67,117
	Amgen Inc.	227,313	58,360
	Medtronic plc	547,888	54,871
	Anthem Inc.	98,494	50,194
	Cigna Corp.	130,862	35,109
	Danaher Corp.	131,375	34,659
	Gilead Sciences Inc.	512,131	33,212
	Becton Dickinson and Co.	116,203	29,725
	Humana Inc.	51,675	23,472
	HCA Healthcare Inc.	93,019	19,571
	Stryker Corp.	69,322	16,256
	Baxter International Inc.	205,110	15,599

		Shares	Market Value ($000)
*	Biogen Inc.	60,084	12,017
			1,350,672
Industrials (13.8%)
	Raytheon Technologies Corp.	609,198	57,947
	Union Pacific Corp.	259,988	57,140
	Honeywell International Inc.	279,952	54,204
	Lockheed Martin Corp.	111,187	48,935
	Caterpillar Inc.	218,617	47,189
	Deere & Co.	112,760	40,343
	American Express Co.	232,408	39,235
	General Electric Co.	448,413	35,106
	3M Co.	233,213	34,816
	CSX Corp.	895,496	28,468
	United Parcel Service Inc. Class B	149,610	27,267
	Northrop Grumman Corp.	57,346	26,836
	Fidelity National Information Services Inc.	248,990	26,020
	Illinois Tool Works Inc.	115,088	23,946
	Norfolk Southern Corp.	97,820	23,444
	Eaton Corp. plc	162,628	22,540
	FedEx Corp.	97,257	21,842
	General Dynamics Corp.	96,306	21,660
	Capital One Financial Corp.	168,803	21,583
	Emerson Electric Co.	242,217	21,475
	L3Harris Technologies Inc.	80,006	19,274
	Automatic Data Processing Inc.	85,666	19,098
	Johnson Controls International plc	286,917	15,640
	Parker-Hannifin Corp.	52,383	14,257
	Trane Technologies plc	95,423	13,174
	DuPont de Nemours Inc.	188,640	12,799
	PPG Industries Inc.	96,436	12,198
	Cummins Inc.	58,216	12,174
	Otis Worldwide Corp.	87,025	6,475
			805,085
Real Estate (0.8%)
	Prologis Inc.	301,746	38,467
	Simon Property Group Inc.	70,091	8,036
			46,503
Technology (7.8%)
	Broadcom Inc.	158,817	92,134
	Intel Corp.	1,662,110	73,831
	QUALCOMM Inc.	459,993	65,880
	International Business Machines Corp.	367,001	50,954
	Oracle Corp.	599,669	43,128
	Analog Devices Inc.	213,480	35,950
	TE Connectivity Ltd.	132,866	17,191
	Micron Technology Inc.	228,517	16,874
	HP Inc.	430,009	16,702
	Cognizant Technology Solutions Corp. Class A	214,171	15,999
	VMware Inc. Class A	85,899	11,004
	Roper Technologies Inc.	21,510	9,517
	Dell Technologies Inc. Class C	112,781	5,632
			454,796
Telecommunications (5.3%)
	Comcast Corp. Class A	1,845,960	81,739
	Verizon Communications Inc.	1,541,649	79,071
	Cisco Systems Inc.	1,525,760	68,736
	AT&T Inc.	2,915,303	62,067

		Shares	Market Value ($000)
*	T-Mobile US Inc.	127,557	17,002
			308,615
Utilities (4.9%)
	NextEra Energy Inc.	800,949	60,624
	Duke Energy Corp.	314,040	35,336
	Southern Co.	432,620	32,732
	Dominion Energy Inc.	331,200	27,894
	Waste Management Inc.	169,380	26,848
	Sempra Energy (XNYS)	128,738	21,095
	American Electric Power Co. Inc.	205,719	20,990
	Exelon Corp.	399,094	19,615
	Xcel Energy Inc.	222,070	16,731
	Public Service Enterprise Group Inc.	206,439	14,149
	Republic Services Inc. Class A	83,936	11,234
			287,248
Total Common Stocks (Cost $4,582,607)			5,830,989
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $1,131)	11,316	1,131
Total Investments (100.0%) (Cost $4,583,738)			5,832,120
Other Assets and Liabilities—Net (0.0%)			1,859
Net Assets (100%)			5,833,979
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,085,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,130,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	14	2,892	86
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.